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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                 OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-07318

                         Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer International Value Fund
	Schedule of Investments 8/31/2015

Shares		Value
	COMMON STOCKS - 94.6%
	Energy - 3.1%
	Oil & Gas Equipment & Services - 1.1%
26,200	Schlumberger, Ltd.	$2,027,094
	Integrated Oil & Gas - 1.0%
113,000	BG Group Plc	$1,710,167
	Oil & Gas Exploration & Production - 1.0%
230,000	Encana Corp.	$1,716,379
	Total Energy	$5,453,640
	Materials - 7.7%
	Commodity Chemicals - 2.4%
265,000	Kuraray Co., Ltd.	$3,127,121
27,100	Methanex Corp.	1,107,659
		$4,234,780
	Diversified Chemicals - 1.3%
928,800	Incitec Pivot, Ltd.	$2,312,951
	Fertilizers & Agricultural Chemicals - 1.3%
6,700	Syngenta AG	$2,319,946
	Specialty Chemicals - 1.4%
56,300	Croda International Plc	$2,480,506
	Paper Packaging - 1.3%
223,600	Amcor, Ltd.	$2,183,651
	Total Materials	$13,531,834
	Capital Goods - 12.4%
	Building Products - 3.0%
35,400	Daikin Industries, Ltd.	$2,105,775
83,700	Kingspan Group Plc	2,041,233
78,000	TOTO, Ltd.	1,145,719
		$5,292,727
	Electrical Components & Equipment - 1.5%
41,200	Schneider Electric SE	$2,592,595
	Heavy Electrical Equipment - 2.6%
109,000	ABB, Ltd.	$2,102,679
248,000	Mitsubishi Electric Corp.	2,466,363
		$4,569,042
	Industrial Conglomerates - 1.6%
27,900	Siemens AG	$2,772,124
	Agricultural & Farm Machinery - 1.1%
121,000	Kubota Corp.	$1,889,440
	Industrial Machinery - 2.6%
133,400	Fujitec Co., Ltd.	$1,186,616
52,000	GEA Group AG	2,034,179
72,500	Nabtesco Corp.	1,443,228
		$4,664,023
	Total Capital Goods	$21,779,951
	Automobiles & Components - 3.0%
	Auto Parts & Equipment - 1.0%
70,600	NGK Spark Plug Co., Ltd.	$1,732,602
	Tires & Rubber - 1.2%
60,100	Bridgestone Corp.	$2,010,977
	Automobile Manufacturers - 0.8%
18,400	Daimler AG	$1,481,252
	Total Automobiles & Components	$5,224,831
	Consumer Durables & Apparel - 2.7%
	Consumer Electronics - 0.9%
137,900	Panasonic Corp.	$1,516,764
	Homebuilding - 1.8%
553,627	Cairn Homes Plc	$680,998
79,200	Persimmon Plc	2,529,420
		$3,210,418
	Total Consumer Durables & Apparel	$4,727,182
	Consumer Services - 3.0%
	Hotels, Resorts & Cruise Lines - 1.1%
37,600	Carnival Plc	$1,899,631
	Restaurants - 1.9%
121,000	Domino's Pizza Group Plc	$1,594,957
23,900	Whitbread Plc	1,744,599
		$3,339,556
	Total Consumer Services	$5,239,187
	Media - 1.2%
	Advertising - 1.2%
30,300	Publicis Groupe SA	$2,153,600
	Total Media	$2,153,600
	Retailing - 1.4%
	Apparel Retail - 1.4%
61,100	Hennes & Mauritz AB	$2,371,497
	Total Retailing	$2,371,497
	Food & Staples Retailing - 2.5%
	Drug Retail - 1.5%
46,400	Sundrug Co., Ltd.	$2,599,959
	Hypermarkets & Super Centers - 1.0%
291,200	Distribuidora Internacional de Alimentacion SA	$1,753,137
	Total Food & Staples Retailing	$4,353,096
	Food, Beverage & Tobacco - 4.9%
	Soft Drinks - 2.1%
164,100	Britvic Plc	$1,676,023
46,000	Suntory Beverage & Food, Ltd. *	1,939,510
		$3,615,533
	Packaged Foods & Meats - 2.8%
33,900	Danone SA	$2,099,736
37,800	Kerry Group Plc	2,767,939
		$4,867,675
	Total Food, Beverage & Tobacco	$8,483,208
	Household & Personal Products - 2.2%
	Household Products - 1.4%
27,200	Henkel AG & Co. KGaA	$2,494,854
	Personal Products - 0.8%
35,300	Unilever NV	$1,412,922
	Total Household & Personal Products	$3,907,776
	Health Care Equipment & Services - 3.8%
	Health Care Supplies - 1.5%
67,600	Hoya Corp.	$2,638,392
	Health Care Distributors - 0.5%
33,400	Fagron	$884,881
	Health Care Services - 1.8%
43,500	Fresenius SE & Co. KGaA	$3,079,100
	Total Health Care Equipment & Services	$6,602,373
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
	Pharmaceuticals - 6.6%
168,900	Astellas Pharma, Inc.	$2,500,931
39,700	Novartis AG	3,883,057
10,306	Roche Holding AG	2,797,667
31,200	Shire Plc	2,411,030
		$11,592,685
	Life Sciences Tools & Services - 1.5%
35,300	Gerresheimer AG	$2,558,968
	Total Pharmaceuticals, Biotechnology & Life Sciences	$14,151,653
	Banks - 8.4%
	Diversified Banks - 8.4%
292,223	Banco Bilbao Vizcaya Argentaria SA	$2,708,694
680,500	Barclays Plc	2,720,264
46,300	BNP Paribas SA	2,905,161
144,400	Nordea Bank AB	1,706,170
47,100	Sumitomo Mitsui Financial Group, Inc.	1,921,949
123,700	Swedbank AB	2,821,739
		$14,783,977
	Total Banks	$14,783,977
	Diversified Financials - 1.8%
	Diversified Capital Markets - 1.8%
151,300	UBS Group AG	$3,130,396
	Total Diversified Financials	$3,130,396
	Insurance - 4.6%
	Insurance Brokers - 1.0%
18,900	Aon Plc *	$1,766,016
	Multi-line Insurance - 3.6%
127,300	AXA SA	$3,209,682
11,500	Zurich Insurance Group AG	3,157,383
		$6,367,065
	Total Insurance	$8,133,081
	Real Estate - 8.1%
	Diversified REIT - 3.3%
1,665,215	Hibernia Real Estate Investment Trust plc	$2,452,447
507,700	Hibernia Real Estate Investment Trust plc *	755,513
44,172	Wereldhave NV	2,527,775
		$5,735,735
	Industrial REIT - 1.4%
560,600	Goodman Group	$2,424,393
	Diversified Real Estate Activities - 1.4%
91,000	Mitsui Fudosan Co., Ltd.	$2,515,105
	Real Estate Operating Companies - 2.0%
108,399	Vonovia SE *	$3,550,743
	Total Real Estate	$14,225,976
	Technology Hardware & Equipment - 6.3%
	Electronic Equipment Manufacturers - 2.0%
432,100	Hitachi, Ltd.	$2,420,492
681,000	PAX Global Technology, Ltd. *	631,294
512,000	Wasion Group Holdings, Ltd.	488,177
		$3,539,963
	Electronic Components - 4.3%
78,700	Alps Electric Co., Ltd.	$2,454,350
18,000	Murata Manufacturing Co., Ltd.	2,613,688
210,600	Yaskawa Electric Corp.	2,407,821
		$7,475,859
	Total Technology Hardware & Equipment	$11,015,822
	Semiconductors & Semiconductor Equipment - 0.9%
	Semiconductors - 0.9%
417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,638,448
	Total Semiconductors & Semiconductor Equipment	$1,638,448
	Telecommunication Services - 5.7%
	Integrated Telecommunication Services - 2.6%
51,386	Euskaltel SA	$604,805
46,500	Nippon Telegraph & Telephone Corp.	1,777,066
138,400	Orange SA	2,184,987
		$4,566,858
	Wireless Telecommunication Services - 3.1%
97,500	KDDI Corp.	$2,420,944
848,118	Vodafone Group Plc	2,927,582
		$5,348,526
	Total Telecommunication Services	$9,915,384
	Utilities - 2.8%
	Electric Utilities - 1.8%
22,800	Red Electrica Corp SA	$1,822,199
57,300	SSE Plc	1,283,340
		$3,105,539
	Gas Utilities - 1.0%
84,300	Gas Natural SDG SA	$1,711,857
	Total Utilities	$4,817,396
	TOTAL COMMON STOCKS
	(Cost $164,565,384)	$165,640,308

	TOTAL INVESTMENT IN SECURITIES - 94.6%	$165,640,308
	(Cost $164,565,384) (a) (b)
	OTHER ASSETS & LIABILITIES - 5.4%	$9,411,805
	TOTAL NET ASSETS - 100.0%	$175,052,113

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At August 31, 2015, the net unrealized appreciation on investments based on cost for
	federal income tax purposes of $165,948,109 was as follows:

	Aggregate gross unrealized appreciation for all investments
	in which there is an excess of value over tax cost	$13,540,345

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(13,848,146)

	Net unrealized depreciation	$ (307,801)

(b)	Distributions of investments by country of issue (excluding temporary cash investments) as
	a percentage of total investment in securities, is as follows:

	Japan	28.3%
	United Kingdom	13.5%
	Germany	10.8%
	Switzerland	10.5%
	France	9.1%
	Ireland	5.3%
	Spain	5.2%
	Australia	4.2%
	Sweden	4.2%
	Netherlands	2.4%
	Canada	1.7%
	Jersey Channel Islands	1.5%
	Curacao	1.2%
	Other	1.1%
	Taiwan	1.0%
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy
Oil & Gas Equipment & Services	$ 2,027,094	$ -	$ -	$ 2,027,094
Oil & Gas Exploration & Production	1,716,379	-	-	1,716,379
Materials
Commodity Chemicals	1,107,659	3,127,121	-	4,234,780
Insurance
Insurance Brokers	1,766,016	-	-	1,766,016
All Other Common Stocks	-	155,896,039	-	155,896,039
Total	$ 6,617,148	$ 159,023,160	$ -	$ 165,640,308

During the period ended August 31, 2015, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 29, 2015

* Print the name and title of each signing officer under his or her signature.